Lease - Lease Liabilities (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Leases.
Total long-term lease liabilities	R 15,177	R 15,173
Short-term portion (included in short-term debt)	2,183	2,264
Lease liabilities	17,360	17,437	R 16,297
Reconciliation
Balance at beginning of year	17,437	16,297
New lease contracts	1,928	2,884
Payments made on lease liabilities	(3,077)	(2,698)	(2,269)
Modifications and reassessments	685	865
Interest accrued	530	520
Termination of lease liability	(168)	(155)
Translation of foreign operations	25	(276)
Balance at end of year	R 17,360	R 17,437	R 16,297